Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001708493
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	Harpoon Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38800
Entity Tax Identification Number	47-3458693
Entity Address, Address Line One	131 Oyster Point Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	443-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HARP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false